Capital Stock (Details) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 29, 2024 USD ($) $ / shares shares	Jul. 16, 2024 USD ($)	Jul. 01, 2024 USD ($) shares	Jun. 17, 2024 USD ($) $ / shares shares	Dec. 18, 2023 USD ($) $ / shares shares	Jul. 31, 2023 $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Sep. 28, 2025 USD ($) $ / shares shares	Sep. 29, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 28, 2025 USD ($) $ / shares shares	Sep. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 24, 2025 $ / shares	Sep. 21, 2025 USD ($)	Jan. 31, 2025 USD ($)	Sep. 09, 2024 shares	Aug. 14, 2024 shares	Feb. 28, 2022 $ / shares shares
Capital Stock [Line Items]
Common stock, shares authorized | shares	1,000,000,000							1,000,000,000			1,000,000,000			1,000,000,000	60,000,000
Preferred stock issued | shares
Preferred stock outstanding | shares
Newly issued shares (in Dollars) | $								$ 7,382	$ 6,143		$ 7,382	$ 6,143		$ 7,144
Percentage of average daily trading Volume											5.00%
Shares of common stock | shares	73,784,645							89,167,963			89,167,963			73,784,645	49,065,361
Net proceeds (in Dollars) | $											$ 1,682	6,143	$ 6,694
Warrant purchase shares | shares				6,000,000
Exercise price per share (in Dollars per share) | $ / shares				$ 0.01
Change in fair value of warrant liabilities (in Dollars) | $			$ 7,300								3,122	2,116	(2,921)		(29,310)
Recognized expense (in Dollars) | $								$ 4,200	1,500		$ 8,200	4,100
Cash (in Dollars) | $	$ 13,400													$ 13,400	2,600			$ 60
Debt discount (in Dollars) | $							$ 900										$ 2,200
Convertible note issued (in Dollars) | $															$ 61,937
Issuance of warrants | shares	31,670,265													31,670,265	27,637,266
Common stock issued percentage						2.795%
Income amount (in Dollars) | $										$ 2,900
Expense amount (in Dollars) | $								$ 1,100							$ 30,700
Other expense (in Dollars) | $														$ 9,500
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001							$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Aggregate purchase price (in Dollars) | $					$ 5,000
Total issued (in Dollars) | $	$ 14							$ 14			$ 14			$ 14	$ 7
Ayna Warrant [Member]
Capital Stock [Line Items]
Change in fair value of warrant liabilities (in Dollars) | $				$ 9,200										$ 9,200
Exercise price per share (in Dollars per share) | $ / shares	$ 0.01			$ 0.01										$ 0.01
Recognized expense (in Dollars) | $									3,800			5,400
Warrant to purchase shares | shares				6,000,000															6,000,000
Expense amount (in Dollars) | $	$ 700
Cantor Warrant [Member]
Capital Stock [Line Items]
Change in fair value of warrant liabilities (in Dollars) | $							$ 1,400
Exercise price per share (in Dollars per share) | $ / shares							$ 1.68
Warrant to purchase shares | shares							3,066,141
Convertible note issued (in Dollars) | $							$ 500
Warrant term							5 years
Carlyle Warrants [Member]
Capital Stock [Line Items]
Change in fair value of warrant liabilities (in Dollars) | $			$ 7,300							$ 6,600
Exercise price per share (in Dollars per share) | $ / shares	$ 0.01													$ 0.01
Warrant to purchase shares | shares						1,995,879									2,190,604						2,886,952
Number of share exercisable | shares																					1,995,879
Issuance of warrants | shares						1,995,879
Issuance of common stock to related party | shares			4,936,483
Expense amount (in Dollars) | $														$ 2,900	$ 14,400
Other expense (in Dollars) | $			$ 7,300
Warrant [Member]
Capital Stock [Line Items]
Change in fair value of warrant liabilities (in Dollars) | $															$ 9,500
Warrant to purchase shares | shares	3,427,324					1,995,879								3,427,324
Issuance of warrants | shares	24,148													24,148
Purchase Agreement [Member]
Capital Stock [Line Items]
Shares purchase | shares					1,838,235
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Aggregate purchase price per share (in Dollars per share) | $ / shares					$ 1.36
Ten Days [Member] | Warrant [Member]
Capital Stock [Line Items]
Warrant to purchase shares | shares						350,000
Thirty Days [Member] | Warrant [Member]
Capital Stock [Line Items]
Warrant to purchase shares | shares						150,000
Ninety Days [Member] | Warrant [Member]
Capital Stock [Line Items]
Warrant to purchase shares | shares						250,000
Measurement Input, Option Volatility [Member]
Capital Stock [Line Items]
Warrant assumption							55
Measurement Input, Risk Free Interest Rate [Member]
Capital Stock [Line Items]
Warrant assumption							4.2
Common Stock [Member]
Capital Stock [Line Items]
Common stock, shares authorized | shares								1,000,000,000			1,000,000,000
Newly issued shares (in Dollars) | $
Common stock outstanding, percentage		9.99%									9.99%
Net proceeds (in Dollars) | $											$ 1,700		$ 6,700	$ 6,700
Common stock price (in Dollars per share) | $ / shares																$ 1.71
Issuance of common stock to related party | shares															3,676,470
Common Stock [Member] | Carlyle Warrants [Member]
Capital Stock [Line Items]
Common stock price (in Dollars per share) | $ / shares						$ 0.01
Common Stock [Member] | Warrant [Member]
Capital Stock [Line Items]
Warrant to purchase shares | shares						2,745,879
Common stock price (in Dollars per share) | $ / shares						$ 0.01															$ 0.01
Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, shares authorized | shares	10,000,000							10,000,000			10,000,000			10,000,000
White Lion Capital, LLC [Member] | Common Stock [Member]
Capital Stock [Line Items]
Newly issued shares (in Dollars) | $		$ 30,000									$ 30,000
Shares of common stock | shares								1,000,000			1,000,000		2,900,000
Hour Rapid [Member] | Common Stock [Member]
Capital Stock [Line Items]
Shares of common stock | shares								100,000			100,000									100,000
Total issued (in Dollars) | $	$ 2,900													$ 2,900
Previously Reported [Member]
Capital Stock [Line Items]
Common stock, shares authorized | shares	1,000,000,000													1,000,000,000